Prepaid and Other Assets (Details) - USD ($) $ in Thousands	Nov. 30, 2021	Aug. 31, 2021
Insurance	$ 110	$ 54
Listing fees	8	32
Drilling		200
Legal retainers and other	32	46
Total Prepaid Expenses	$ 150	$ 332